OTHER LONG-TERM LIABILITIES - Summary of Other Long-Term Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure Other Long Term Liabilities [Abstract]
Contract liabilities		$ 562		$ 479
Lease liabilities		379	$ 403	0
Pension obligations		99		80
Concession payment liability		12		15
Other		149		16
Other long-term liabilities, net	[1]	$ 1,201		$ 590	$ 128

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).